Intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 18.     Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Intangible assets not subject to amortization:
Trademarks	2,190	—
Cryptocurrencies	100	—
Intangible assets subject to amortization:
Trademarks	137	142
Patents	2,281	2,281
License agreements	11,326	11,626
Other intangibles	13,814	6,641
Total intangible assets gross	29,848	20,690
Accumulated amortization for:
Trademarks	(137)	(142)
Patents	(2,281)	(2,281)
License agreements	(11,321)	(11,617)
Other intangibles	(6,923)	(6,641)
Total accumulated amortization	(20,662)	(20,681)
Total intangible assets subject to amortization, net	6,896	9
Total intangible assets, net	9,186	9
Amortization charge for the year to December 31,	481	604

The amortization charge from continuing operations for the year 2019 was USD 534,155.

Trademarks not subject to amortization are made up of a balance of USD 2,189,508 for the trademark acquired with arago on February 01, 2021. The trademark was valued using the relief-from-royalty approach at acquisition and determined to have an indefinite useful life. In line with ASC 830, the trademark balance was recorded in Euros, the functional currency of the acquired business. The Group does not apply pushdown accounting. Therefore, a trademark balance of EUR 1,924,587 (using the exchange rate at acquisition) was recorded in the Group’s balance sheet and is translated using the closing rate at each reporting period.

Other intangibles include a balance of USD 7,284,614 for the technology acquired with arago on February 01, 2021. The technology was valued using the relief-from-royalty approach at acquisition. In line with ASC 830, the other intangibles relating to technology balance was recorded in Euros, the functional currency of the acquired business. The Group does not apply pushdown accounting. Therefore, another intangibles balance of EUR 6,403,206 (using the exchange rate at acquisition) was recorded in the Group’s balance sheet and is translated using the closing rate at each reporting period. The balance is amortized over the estimated remaining useful life of 17 years. An amortization charge of EUR 345,300 (USD 408,615 at average rate) was recorded for the year ended December 31, 2021, and the carrying amount for the technology acquired with arago was EUR 6,057,906 (USD 6,891,783 at closing rate). Foreign exchange differences arising from these translations are recorded in other comprehensive income in line with ASC 830.

The useful economic life of intangible assets is as follow:

•	Trademarks:	5 to 10 years

•	Patents:	5 to 10 years

•	License agreements:	3 to 5 years

•	Other intangibles:	5 to 17 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD'000
2022	433
2023	430
2024	429
2025	429
2026	429
2027 and beyond	4,746
Total intangible assets subject to amortization, net	6,896